Related parties (Details) - GBP (£) £ in Millions	1 Months Ended
	Feb. 28, 2023	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Related parties
Threshold value of eligible liabilities for UK authorized institutions to have to pay Bank of England levy			£ 600.0
Main Pension Scheme
Related parties
Transfer of amount to reservoir trust to meet potential future contributions	£ 471.0
Bank deposits held within entity		£ 43.2		£ 36.2
HM Treasury
Related parties
Proportion of ordinary shares in reporting entity held (in %)		9.99%		37.97%